Note 13 - Preferred Stock (Details Textual) - USD ($)			12 Months Ended
	Nov. 17, 2014	Jan. 08, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, Shares Issued			9,360	18,021
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			500,000
Preferred Stock, Liquidation Preference Per Share			$ 1,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 8.40
Preferred Stock, Dividend Rate, Percentage		5.00%	9.00%
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	$ 5,492,749		$ 1,590,746	$ 2,487,274	$ 5,492,749
Series A Preferred Stock [Member]
Preferred Stock, Shares Issued			9,360	18,021
Stock Redeemed or Called During Period, Shares			8,661	9,979
Preferred Stock, Redemption Price Per Share			$ 1,000